UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2026

REX FANG & Innovation Equity Premium Income ETF

ITEM 1.(a).  Reports to Stockholders.

REX FANG & Innovation Equity Premium Income ETF Tailored Shareholder Report

annual shareholder report July 31, 2026 REX FANG & Innovation Equity Premium Income ETF Ticker: FEPI (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about the REX FANG & Innovation Equity Premium Income ETF for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at www.rexshares.com/fepi. You can also request this information by contacting us at (844) 802‑4004.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX FANG & Innovation Equity Premium Income ETF	$68	0.65%

How did the Fund perform?

For the period of August 1, 2025, to July 31, 2026, the REX FANG & Innovation Equity Premium Income ETF (the "Fund") returned 10.64%. In comparison, the S&P 500® Index and the Solactive FANG Innovation Index Total Return returned 19.56% and 35.00% respectively for the same period.

What key factors influenced performance?

  Technology and AI-related equities generally rose during the period, but returns among individual large-capitalization technology companies were dispersed. Several of the largest contributors advanced sharply while other well-known holdings declined significantly.
  The Fund's equity holdings mirror the Solactive FANG Innovation Index, an equal-weighted index of highly liquid technology stocks. Because the Fund's portfolio is concentrated in a small number of technology companies, it experienced greater volatility than the broader market.
  The Fund's strategy of selling covered calls caused performance to depend not only on the price returns of the individual equity holdings, but also on the paths that the prices of the individual stocks took over time. Significant upside trends in several AI-related equities during the period led to reduced participation in equity price gains relative to the Solactive FANG Innovation Index. Option premiums received were retained and contributed to income, but did not offset the upside forgone on appreciating holdings, and the Fund's return trailed that of the underlying index for the period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

REX FANG & Innovation Equity Premium Income ETF - $15,712
S&P 500® Index - $17,829
Solactive FANG Innovation Index Total Return - $24,779
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
10/11/2023*
01/31/2024
07/31/2024
01/31/2025
07/31/2025
01/31/2026
07/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
REX FANG & Innovation Equity Premium Income ETF	10.64%	17.46%
S&P 500® Index	19.56%	22.86%
Solactive FANG Innovation Index Total Return	35.00%	38.14%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Solactive FANG Innovation Index Total Return is an unmanaged index designed to track the performance of a portfolio of large, liquid, technology and technology-enabled companies listed and headquartered in the United States.

Visit www.rexshares.com/fepi for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

REX FANG & Innovation Equity Premium Income ETF Tailored Shareholder Report

Sector Breakdown

Information Technology - Hardware
40.65%
Information Technology - Software & Services
19.68%
Consumer Discretionary
12.63%
Communication Services
4.26%
US Treasury Bills
1.52%

Top 10 Holdings
Alphabet, Inc. Class A	7.00%
Broadcom, Inc.	6.95%
Apple, Inc.	6.90%
Nvidia Corp.	6.68%
Advanced Micro Devices	6.05%
Micron Technology, Inc.	5.88%
Meta Platforms, Inc.	4.26%
Microsoft Corp.	4.23%
Oracle Corp.	4.23%
Palantir Technologies Inc.	4.22%

Key Fund Statistics

(as of July 31, 2026)

Fund Net Assets	$647,159,004
Number of Holdings	51
Total Advisory Fee	$3,894,510
Portfolio Turnover Rate	147.31%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit www.rexshares.com/fepi.

What did the Fund invest in?

(% of Net Assets as of July 31, 2026)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2026 and $13,500 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2026 and $3,300 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Year Ended July 31, 2026

REX FANG & Innovation
Equity Premium Income ETF

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of InvestmentsJuly 31, 2026

		Shares	Value
77.22%	COMMON STOCKS(A)

4.26%	COMMUNICATION SERVICES
	Meta Platforms, Inc.	49,404	$27,503,701

12.63%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(B)	100,294	27,237,845
	Netflix, Inc.(B)	379,552	27,217,674
	Tesla, Inc.(B)	87,692	27,290,627
			81,746,146

40.65%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(B)	82,165	39,122,865
	Apple, Inc.	144,499	44,637,186
	Broadcom, Inc.	115,568	44,988,311
	Intel Corp.(B)	294,341	26,549,558
	Micron Technology, Inc.	46,234	38,051,969
	Nvidia Corp.	215,431	43,247,773
	Sandisk Corp.(B)	21,801	26,484,509
			263,082,171

19.68%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Alphabet, Inc. Class A	127,273	45,325,734
	Microsoft Corp.	58,874	27,359,925
	Oracle Corp.	210,606	27,351,401
	Palantir Technologies Inc.(B)	222,185	27,342,086
			127,379,146

77.22%	TOTAL COMMON STOCKS		499,711,164
	(Cost: $337,203,997)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of Investments - continuedJuly 31, 2026

		Principal	Value
1.52%	US TREASURY BILLS
	US Treasury Bill 08/06/2026 3.041%(C)	$3,300,000	$3,299,011
	US Treasury Bill 08/13/2026 3.380%(C)	3,300,000	3,296,704
	US Treasury Bill 08/20/2026 3.516%(C)	3,300,000	3,294,390
			9,890,105

1.52%	TOTAL US TREASURY BILLS		9,890,105
	(Cost: $9,888,038)

78.74%	TOTAL INVESTMENTS		509,601,269
	(Cost: $347,092,035)
21.26%	Other assets, net of liabilities		137,557,735
100.00%	NET ASSETS		$647,159,004

(A)All or a portion of the securities are held as collateral for options written.

(B)Non-income producing.

(C)Zero coupon security. The rate shown is the yield-to-maturity on July 31, 2026.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options WrittenJuly 31, 2026

(1.91%)	OPTIONS WRITTEN(A)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.91%)	CALL OPTIONS
	Advanced Micro Devices	804	$(38,282,460)	$530.00	08/21/2026	$(1,527,600)
	Advanced Micro Devices	4	(190,460)	570.00	08/21/2026	(4,400)
	Advanced Micro Devices	13	(618,995)	580.00	08/21/2026	(11,440)
	Alphabet, Inc. Class A	1,256	(44,729,928)	360.00	08/21/2026	(1,224,600)
	Alphabet, Inc. Class A	16	(569,808)	370.00	08/21/2026	(9,360)
	Amazon.com, Inc.	971	(26,370,418)	260.00	08/21/2026	(1,543,890)
	Amazon.com, Inc.	23	(624,634)	270.00	08/21/2026	(21,850)
	Amazon.com, Inc.	8	(217,264)	285.00	08/21/2026	(2,880)
	Apple, Inc.	1,414	(43,679,874)	370.00	08/21/2026	(12,726)
	Apple, Inc.	30	(926,730)	390.00	08/21/2026	(90)
	Broadcom, Inc.	11	(428,208)	440.00	08/21/2026	(3,795)
	Broadcom, Inc.	1,144	(44,533,632)	460.00	08/21/2026	(189,904)
	Intel Corp.	2,800	(25,256,000)	105.00	08/21/2026	(725,200)
	Intel Corp.	20	(180,400)	110.00	08/21/2026	(3,580)
	Intel Corp.	123	(1,109,460)	115.00	08/21/2026	(14,883)
	Meta Platforms, Inc.	494	(27,501,474)	620.00	08/21/2026	(195,130)
	Micron Technology, Inc.	2	(164,606)	1,000.00	08/21/2026	(4,200)
	Micron Technology, Inc.	452	(37,200,956)	880.00	08/21/2026	(2,348,140)
	Micron Technology, Inc.	8	(658,424)	990.00	08/21/2026	(18,440)
	Microsoft Corp.	562	(26,117,264)	450.00	08/21/2026	(1,303,840)
	Microsoft Corp.	6	(278,832)	460.00	08/21/2026	(10,068)
	Microsoft Corp.	20	(929,440)	470.00	08/21/2026	(22,500)
	Netflix, Inc.	3,691	(26,468,161)	78.00	08/21/2026	(228,842)
	Netflix, Inc.	104	(745,784)	80.00	08/21/2026	(3,952)
	Nvidia Corp.	2,082	(41,796,150)	220.00	08/21/2026	(301,890)
	Nvidia Corp.	10	(200,750)	225.00	08/21/2026	(950)
	Nvidia Corp.	62	(1,244,650)	240.00	08/21/2026	(1,674)

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options Written - continuedJuly 31, 2026

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Oracle Corp.	2,106	$(27,350,622)	$150.00	08/21/2026	$(421,200)
	Palantir Technologies Inc.	2,221	(27,331,626)	160.00	08/21/2026	(184,343)
	Sandisk Corp.	217	(26,361,811)	1,450.00	08/21/2026	(1,777,230)
	Sandisk Corp.	1	(121,483)	1,620.00	08/21/2026	(4,725)
	Tesla, Inc.	862	(26,826,302)	350.00	08/21/2026	(255,152)
	Tesla, Inc.	14	(435,694)	380.00	08/21/2026	(1,456)
	TOTAL CALL OPTIONS					(12,379,930)
	(Premiums Received: $10,425,262)

(1.91%)	TOTAL OPTIONS WRITTEN					$(12,379,930)
	(Premiums Received: $10,425,262)

(A)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Statement of Assets and LiabilitiesJuly 31, 2026

ASSETS
Investments at value(1) (Note 1)	$509,601,269
Cash	19,584,627
Receivable for securities sold	143,105,336
TOTAL ASSETS	672,291,232

LIABILITIES
Options written at value(2) (Note 1)	12,379,930
Payable for securities purchased	4,444,245
Payable for capital stock redeemed	7,940,601
Accrued advisory fees	367,452
TOTAL LIABILITIES	25,132,228

NET ASSETS	$647,159,004

Net Assets Consist of:
Paid-in capital	$620,625,840
Distributable earnings (accumulated deficits)	26,533,164
Net Assets	$647,159,004

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	16,300,000
Net Asset Value and Offering Price Per Share	$39.70

(1) Identified cost of:	$347,092,035
(2) Premiums received of:	$10,425,262

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Statement of OperationsYear Ended July 31, 2026

INVESTMENT INCOME
Dividends	$1,471,159
Interest	368,768
Total investment income	1,839,927

EXPENSES
Investment advisory fees (Note 2)	3,894,510
Total expenses	3,894,510

Net investment income (loss)	(2,054,583)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments(1)	135,241,092
Net realized gain (loss) on options written	(122,742,439)
Total net realized gain (loss)	12,498,653

Net change in unrealized appreciation (depreciation) of investments	45,091,214
Net change in unrealized appreciation (depreciation) of options written	(1,610,848)
Total net change in unrealized appreciation (depreciation)	43,480,366

Net realized and unrealized gain (loss)	55,979,019

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$53,924,436

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Statements of Changes in Net Assets

	Years Ended July 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(2,054,583)	$(1,092,391)
Total net realized gain (loss)	12,498,653	(43,230,056)
Total net change in unrealized appreciation (depreciation)	43,480,366	95,946,591
Increase (decrease) in net assets from operations	53,924,436	51,624,144

DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income	(63,765,347)	(23,338,202)
Return of capital	(80,236,628)	(87,200,371)
Decrease in net assets from distributions	(144,001,975)	(110,538,573)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	269,712,521	214,945,372
Shares redeemed	(22,408,918)	(46,467,410)
Increase (decrease) in net assets from capital stock transactions	247,303,603	168,477,962

NET ASSETS
Increase (decrease) during year	157,226,064	109,563,533
Beginning of year	489,932,940	380,369,407
End of year	$647,159,004	$489,932,940

See Notes to Financial Statements

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years Ended July 31,		Period Ended July 31, 2024*
	2026	2025
Net asset value, beginning of period	$45.58	$51.75	$50.00
Investment activities
Net investment income (loss)(1)	(0.15)	(0.12)	(0.12)
Net realized and unrealized gain (loss)(2)	4.92	6.03	12.26
Total from investment activities	4.77	5.91	12.14
Distributions
Ordinary income	(4.72)	(2.53)	(1.21)
Return of capital	(5.93)	(9.55)	(9.18)
Total distributions	(10.65)	(12.08)	(10.39)
Net asset value, end of period	$39.70	$45.58	$51.75

Total Return(3)	10.64%	13.49%	25.13%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%	0.65%	0.65%
Net investment income (loss)	(0.34%)	(0.25%)	(0.27%)
Portfolio turnover rate(5)	147.31%	128.92%	129.46%
Net assets, end of period (000s)	$647,159	$489,933	$380,369

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on October 11, 2023.

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial StatementsJuly 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX FANG & Innovation Equity Premium Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 11, 2023.

The Fund’s investment objective is to seek capital appreciation and current income.

The Fund is deemed to be an individual operating reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies,” are used by REX Advisers, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s Portfolio Manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Fund records its investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options, including options written, are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJuly 31, 2026

traded. If market quotations are not readily available, securities are valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available are generally valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJuly 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$499,711,164	$—	$—	$499,711,164
US Treasury Bills	—	9,890,105		9,890,105
	$499,711,164	$9,890,105	$—	$509,601,269
Liabilities
Call Options Written	$(12,379,930)	$—	$—	$(12,379,930)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the year ended July 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis to calculate realized gains and losses from security transactions for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | JULY 31, 2026

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Notes to Financial Statements - continuedJuly 31, 2026

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2026, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind and taxable over distributions.

Distributable Earnings	$109,114
Paid-in Capital	(109,114)

Dividends and Distributions

Prior to May 28, 2026, dividends from net investment income, if any, were declared and paid monthly by the Fund. Effective May 28, 2026, dividends from net investment income, if any, are declared and paid weekly. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized

FINANCIAL STATEMENTS | JULY 31, 2026

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Notes to Financial Statements - continuedJuly 31, 2026

Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
25,000	$250	$ 992,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant

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Notes to Financial Statements - continuedJuly 31, 2026

agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Derivatives

The Fund seeks to generate current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation — the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time; however, the Fund intends to target written call options that are not at or in the money. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. A “covered call” option written by the Fund is a call option with respect to which the Fund owns the underlying security. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks related to its use of derivatives.

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

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Notes to Financial Statements - continuedJuly 31, 2026

The following are the derivatives held, whose underlying risk exposure is equity price risk, by the Fund on July 31, 2026:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(12,379,930	)*

*Statement of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statement of Operations, whose underlying risk exposure is equity price risk, for the year ended July 31, 2026, is as follows:

Derivative	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) of Derivatives**
Call Options Written	$(122,742,439)	$(1,610,848)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statement of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The effect of the derivative instruments on the Statement of Operations for the year ended July 31, 2026, serve as an indicator of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average notional value of:
Options Written	$(569,824,431)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

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Notes to Financial Statements - continuedJuly 31, 2026

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.65%.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in net assets, 0.065% on the next $250 million in net assets, 0.06% on net assets between $500 million and $1 billion, and 0.05% for all net assets thereafter, subject to a minimum $50,000 per year.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily based on the average daily net assets of the Fund. The Advisor pays these fees monthly.

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Notes to Financial Statements - continuedJuly 31, 2026

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Trust’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | JULY 31, 2026

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Notes to Financial Statements - continuedJuly 31, 2026

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the year ended July 31, 2026, were as follows:

Purchases	Sales
$819,019,584	$1,130,124,650

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2026, were as follows:

Purchases	Sales	Realized Gains
$265,794,343	$22,002,405	$10,597,329

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU requires public entities, on an annual basis, to provide income tax disclosures, including income taxes paid disaggregated by jurisdiction. This ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | JULY 31, 2026

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Notes to Financial Statements - continuedJuly 31, 2026

The tax character of distributions paid during year ended July 31, 2026, and the year ended July 31, 2025, were as follows:

	Year Ended July 31, 2026	Year Ended July 31, 2025
Distributions paid from:
Ordinary income	$63,765,347	$23,338,202
Return of capital	80,236,628	87,200,371
	$144,001,975	$110,538,573

As of July 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Other accumulated losses	$(87,988,341)
Net unrealized appreciation (depreciation)	114,521,505
$26,533,164

As of July 31, 2026 the Fund had outstanding straddle losses of $86,327,455. The Fund had a late year ordinary loss of $1,660,886. This loss will be recognized on the first day of the Fund’s fiscal year, August 1, 2026.

Cost of securities for federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$393,125,096	$186,475,947	$(71,954,442)	$114,521,505

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

FINANCIAL STATEMENTS | JULY 31, 2026

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Notes to Financial Statements - continuedJuly 31, 2026

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended July 31, 2026	Year Ended July 31, 2025
Shares sold	6,075,000	4,400,000
Shares redeemed	(525,000)	(1,000,000)
Net increase (decrease)	5,550,000	3,400,000

NOTE 6 - RISKS OF INVESTING IN THE FUND

An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund present risks not traditionally associated with other mutual funds and ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector

FINANCIAL STATEMENTS | JULY 31, 2026

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Notes to Financial Statements - continuedJuly 31, 2026

and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2026, the Fund had 40.65% of the value of its net assets invested in securities within the Information Technology – Hardware sector.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of REX FANG & Innovation Equity Premium Income ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and options written, of REX FANG & Innovation Equity Premium Income ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended July 31, 2026, 2025, and for the period October 11, 2023 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2026, 2025, and for the period October 11, 2023 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers;

FINANCIAL STATEMENTS | JULY 31, 2026

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Report of Independent Registered Public Accounting Firm - continued

when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 29, 2026

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because REX Advisers, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Advisory Agreement Renewal

Approval of Investment Advisory Agreement and Investment
Sub-Advisory Agreement

At a meeting held on June 9-10, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “REX Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX”), and the Investment Sub-Advisory Agreement (the “Vident Sub-Advisory Agreement”) between REX and Vident Advisory, LLC d/b/a Vident Asset Management (“Vident”), with respect to the REX FANG & Innovation Equity Premium Income ETF (“FEPI”). The Board reflected on its discussions with the representatives from REX and Vident earlier in the Meeting regarding the manner in which the REX ETF was managed and the roles and responsibilities of REX and Vident under the REX Advisory Agreement and Vident Sub-Advisory Agreement (together, the “Advisory Agreements”).

Counsel to the Trust (“Counsel”) referred the Board to the Board Materials that included a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the renewal of the Advisory Agreements and the responses of REX and Vident to requests for information from Counsel on behalf of the Board. Counsel noted that the responses included information on the personnel of and services provided by REX and Vident, an expense comparison

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Supplemental Information (unaudited) - continued

analysis for FEPI and comparable ETFs, and the Advisory Agreements. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services provided by REX and Vident; (ii) the investment performance of REX, Vident and FEPI; (iii) the costs of the services provided and profits realized by REX and Vident from the relationship with FEPI; (iv) the extent to which economies of scale would be realized if FEPI grows and whether the advisory fee level reflects those economies of scale for the benefit of its shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of renewal of the Advisory Agreements, including: (i) information regarding the services and support provided by REX and Vident to FEPI; (ii) presentations by management of REX and Vident addressing the investment philosophy, investment strategy, personnel and operations utilized in managing FEPI; (iii) information pertaining to the compliance structure of REX and Vident; (iv) disclosure information contained in the Trust’s registration statement and each firm’s Form ADV and each’s policies and procedures; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving renewal of the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX and Vident, including financial information, personnel and the services provided by REX and Vident to FEPI, each firm’s compliance program, current legal matters, and other general information; (ii) expenses of FEPI and comparative expense and performance information for other ETFs with strategies similar to FEPI prepared by an independent third party; (iii) the anticipated effect of size on FEPI’s performance and expenses; and (iv) benefits anticipated to be realized by REX and Vident from their relationship with FEPI.

FINANCIAL STATEMENTS | JULY 31, 2026

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Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve renewal of the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services provided by REX and Vident

In this regard, the Board considered the responsibilities of REX and Vident under the Advisory Agreements. The Board reviewed the services provided by REX and Vident to FEPI, including, without limitation, REX’s process for formulating investment recommendations and the processes of REX and Vident for assuring compliance with FEPI’s investment objectives and limitations; Vident’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for FEPI among the service providers; and the anticipated efforts of REX to promote FEPI and grow its assets. The Board considered: the staffing, personnel, and methods of operating of REX and Vident; the education and experience of each firm’s personnel; and information provided regarding each firm’s compliance program and policies and procedures. After reviewing the foregoing and further information from REX and Vident, the Board concluded that the quality, extent, and nature of the services provided by REX and Vident were satisfactory and adequate for FEPI.

The investment performance of FEPI, REX and Vident

The Board reviewed FEPI’s performance. In considering FEPI’s investment performance, the Trustees compared FEPI’s performance with the performance of its benchmark index, the CBOE S&P 500 BuyWrite BXM PR Index, funds in its Morningstar category, Derivative Income (“Category”), and a peer group selected from its Category by an independent third party, Broadridge Financial Solutions (“Peer Group”). The Trustees noted that, for the one-year period ended March 31, 2026, FEPI outperformed its Index and the medians of its Category, and underperformed the median of its Peer Group. The Trustees considered that neither REX nor Vident managed any client accounts with investment objectives similar to those of FEPI. After a detailed discussion of FEPI’s performance, the Board concluded, in light of all the facts and circumstances, that FEPI’s investment performance was satisfactory.

FINANCIAL STATEMENTS | JULY 31, 2026

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Supplemental Information (unaudited) - continued

The costs of services provided and profits realized by REX and Vident from the relationship with the REX ETF

In this regard, the Board considered REX’s financial condition as well as REX’s level of commitment to FEPI. The Board also considered the projected assets and proposed expenses of FEPI, including the nature and frequency of advisory payments. The Trustees noted the information on profitability provided by REX. The Trustees considered the unitary fee structure by REX. The Board compared the unitary fee of FEPI to the median gross and net advisory fees and median gross and net expense ratios of its Category and its Peer Group. The Trustees noted that FEPI’s gross and net advisory fees were lower than the median gross and net advisory fees of its Category and Peer Group; and that FEPI’s gross and net expense ratios were lower than the median gross and net expense ratios of its Category and Peer Group. The Trustees acknowledged REX’s representation that the advisory fees are appropriate for an actively managed fund that requires unique services such as those provided by REX. The Trustees also considered the split of the advisory fees paid to REX versus those paid to Vident, and the respective services provided by each to FEPI. After further consideration, the Board concluded that the profitability and fees to be paid to REX, who in turn would pay Vident, were within an acceptable range in light of the services to be rendered by REX and Vident.

The extent to which economies of scale would be realized as FEPI grows and whether advisory fee levels reflect these economies of scale for the benefit of the FEPI’s shareholders

The Board noted that the fee structure did not have breakpoints, and, as a result, economies of scale would not be realized by FEPI’s shareholders if FEPI’s assets grow. However, the Board noted that the unitary fee structure limits its shareholders’ exposure to underlying operating expense increases. The Trustees acknowledged REX’s representations that its fee levels are appropriate for the unique services provided by REX and Vident to FEPI.

Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to FEPI; the basis of decisions to buy or sell securities for FEPI; and the substance and administration of the Code of Ethics and other relevant policies of REX and Vident. The Board noted that Vident may utilize soft dollars with regard to FEPI and considered that Vident provides the Board with quarterly reporting

FINANCIAL STATEMENTS | JULY 31, 2026

REX FANG & Innovation Equity Premium Income ETF

Supplemental Information (unaudited) - continued

in connection with Vident’s use of soft dollars. The Board also considered benefits for REX and Vident in managing FEPI. Following further consideration and discussion, the Board concluded that the standards and practices of REX and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by REX and Vident from managing the FEPI were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the renewal of the Advisory Agreements for a one-year period.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which  includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 2, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 2, 2026

* Print the name and title of each signing officer under his or her signature.